Remuneration and other benefits paid to the Bank’s directors and senior managers - Share-based Variable Remuneration - Senior Managers - Shares Delivered (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Remuneration of key personnel
Net charge to income	€ 73.0	€ 76.0	€ 72.0
Amount paid for retirement pension benefit		1,551.0	€ 0.0
Current senior managers
Remuneration of key personnel
Holding period for shares issued in settlement of pension obligations	5 years
Pension system balance	€ 64.3	59.4
Net charge to income	€ 5.5	€ 6.4
Current senior managers | 2015 variable remuneration
Remuneration of key personnel
Number of shares delivered (in shares)	146,930	179,614
Current senior managers | 2017 variable remuneration
Remuneration of key personnel
Number of shares delivered (in shares)	2,786	2,786
Current senior managers | 2018 variable remuneration
Remuneration of key personnel
Number of shares delivered (in shares)	3,474	3,474
Current senior managers | Deferred conditional variable remuneration plan and linked to objectives 2016
Remuneration of key personnel
Number of shares delivered (in shares)	131,938	170,185
Current senior managers | Deferred conditional variable remuneration plan and linked to objectives 2017
Remuneration of key personnel
Number of shares delivered (in shares)	79,104	219,363
Current senior managers | Deferred conditional variable remuneration plan and linked to objectives 2018
Remuneration of key personnel
Number of shares delivered (in shares)	267,686	342,884
Current senior managers | Deferred conditional variable remuneration plan and linked to objectives 2019
Remuneration of key personnel
Number of shares delivered (in shares)	321,006	0
Current senior managers | Deferred conditional variable remuneration plan and linked to objectives 2020
Remuneration of key personnel
Number of shares delivered (in shares)	1,742,419	0
Retired senior managers
Remuneration of key personnel
Amount paid for retirement pension benefit	€ 0.0	€ 0.0
Capital insured by life and accident insurance	€ 100.0	€ 135.1
Maximum | Current senior managers | 2015 variable remuneration
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	0	179,617
Maximum | Current senior managers | 2017 variable remuneration
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	0	2,786
Maximum | Current senior managers | 2018 variable remuneration
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	3,475	6,949
Maximum | Current senior managers | Deferred conditional variable remuneration plan and linked to objectives 2016
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	150,445	417,818
Maximum | Current senior managers | Deferred conditional variable remuneration plan and linked to objectives 2017
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	164,428	791,360
Maximum | Current senior managers | Deferred conditional variable remuneration plan and linked to objectives 2018
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	803,056	1,512,992
Maximum | Current senior managers | Deferred conditional variable remuneration plan and linked to objectives 2019
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	1,274,450	2,154,312
Maximum | Current senior managers | Deferred conditional variable remuneration plan and linked to objectives 2020
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	1,829,720	0
Minimum | Current senior managers
Remuneration of key personnel
Discretionary pension contribution percentage	15.00%